Summary of Significant Accounting Policies (Details 3) (Restricted common stock, Unvested)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Restricted common stock | Unvested
Other information
Shares of unvested restricted common stock granted to employees	0	0